EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	Dec. 18, 2025	Sep. 18, 2025	Jun. 18, 2025	May 07, 2025	Mar. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Payment of intermediate interest	R$ 3,900,000	R$ 3,000,000	R$ 3,000,000		R$ 2,300,000
Common shares per value	R$ 0.351190748	R$ 0.270146729	R$ 0.270146729		R$ 0.20792
Preferred shares per value	R$ 0.386309823	R$ 0.297161402	R$ 0.297161402		R$ 0.2278223742
Treasury shares						R$ 168,625	R$ 568,728
Minimum cost per ordinary share						R$ 10.65
Average cost per ordinary share						10.73
Maximum cost per ordinary share						10.85
Minimum cost per preferred share						11.53
Average cost per preferred share						11.75
Maximum cost per preferred share						R$ 11.96
Nominative Book Entry Shares [Member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				106,584,881
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				53,413,506
Preference shares [member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares				53,171,375
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares						7,500,000	23,843,100
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares						7,500,000	21,344,200